Supplementary cash flow information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary cash flow information
Assets acquired	€ 360,375,000	€ 758,720,000	€ 792,941,000
Liabilities assumed	21,122,000	128,552,000	113,491,000
Noncontrolling interest subject to put provisions	11,901,000	68,069,000	43,628,000
Noncontrolling interests	45,319,000	14,293,000	14,448,000
Non-cash consideration	28,530,000	8,851,000	220,849,000
Cash paid	253,503,000	538,955,000	400,525,000
Less cash acquired	3,538,000	17,630,000	20,660,000
Net cash paid for acquisitions	249,965,000	521,325,000	379,865,000
Cash paid for investments	590,199,000	17,999,000	129,764,000
Cash paid for intangible assets	85,103,000	26,369,750	12,171,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	925,267,000	565,694,000	521,800,000
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1,532,724,000	157,025,000	1,324,000
Cash received from divestitures of available for sale financial assets	150,172,000	256,136,000	116,922,000
Cash received from repayment of loans	79,000	2,227,000	72,001,000
Proceeds from divestitures	€ (1,682,975,000)	€ (415,388,000)	€ (190,247,000)